OIL AND GAS PROPERTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Oil and gas properties, subject to amortization	$ 119,372	$ 107,164	$ 70,803	$ 49,356
Oil and gas properties, not subject to amortization	8,090	14,896	8,516
Asset retirement costs	1,317	1,547	2,188	260
Accumulated depreciation, depletion and impairment	(36,945)	(31,759)	(21,045)	(14,694)
Total oil and gas assets	91,834	91,848	60,462	$ 34,922
Additions
Oil and gas properties, subject to amortization	4,924	29,900	21,447
Oil and gas properties, not subject to amortization	478	12,976	8,516
Asset retirement costs	(230)	(641)	1,928
Accumulated depreciation, depletion and impairment	(5,186)	(10,714)	(6,351)
Total oil and gas assets	(14)	31,521	$ 25,540
Disposals
Oil and gas properties, subject to amortization		(135)
Total oil and gas assets		(135)
Transfers
Oil and gas properties, subject to amortization	7,284	6,596
Oil and gas properties, not subject to amortization	$ (7,284)	$ (6,596)